Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Due from related party	$ 1,365,353	$ 0	$ 78,466
Due to related party		153,798
Rent paid to related party		25,384
Trilogy Capital Group, LLC [Member]
Related Party Transactions (Details) [Line Items]
Due to related party	$ 0	$ 325,966